Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments
Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2021 and 2020:

As at December 31	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$3,694	$3,694	$2,716	$2,716
Restricted cash	3	3	1,394	1,394
Accounts receivable	4,659	4,659	5,253	5,253
Other assets	57	57	156	156
Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$6,668	$6,668	$6,979	$6,979
Current portion of royalty obligation	423	423	362	362
Current portion of acquisition payable	634	634	2,613	2,613
Holdback payable	—	—	1,523	1,523
Current portion of lease obligation	380	380	367	367
Royalty obligation	65	65	336	336
Acquisition payable	591	591	1,132	1,132
Lease obligation	789	789	1,080	1,080
Financial liabilities measured at FVTPL
Current portion of contingent consideration	293	293	1,925	1,925
Contingent consideration	40	40	51	51

Schedule of fair value of financial assets and liabilities
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2021 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$—	$—	$423
Current portion of acquisition payable	—	—	634
Current portion of contingent consideration	—	—	293
Royalty obligation	—	—	65
Acquisition payable	—	—	591
Contingent consideration	—	—	40
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2020 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$—	$—	$362
Current portion of acquisition payable	—	—	637
Current portion of contingent consideration	—	—	1,925
Royalty obligation	—	—	335
Acquisition payable	—	—	1,132
Contingent consideration	—	—	51

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2021	2020
Cash and cash equivalents	$2,854	$1,758
Restricted cash	2	1,095
Accounts receivable	3,657	4,032
Other assets	45	123
Accounts payable and accrued liabilities	(3,669)	(4,698)
Current portion of royalty obligation	(334)	(284)
Current portion of acquisition payable	(500)	(500)
Holdback payable	—	(1,473)
Current portion of contingent consideration	(231)	(1,512)
Income taxes payable	(114)	(129)
Current portion of lease obligation	(80)	(77)
Royalty obligation	(51)	(263)
Acquisition payable	(466)	(889)
Contingent consideration	(32)	(40)
Lease obligation	(291)	(354)

	$790	$(3,211)